Related party transactions - Chapter 11 Proceedings (Details) - USD ($) $ in Millions				6 Months Ended
	Jul. 06, 2015	Dec. 01, 2008	Oct. 31, 2008	Jun. 30, 2021
West Taurus
Related Party Transaction [Line Items]
Remeasurement loss				$ 186
Unwinding of discount debt				54
Payments				$ 31
Purchase price		$ 850
West Hercules
Related Party Transaction [Line Items]
Purchase price			$ 850
West Linus
Related Party Transaction [Line Items]
Purchase price	$ 600